Other Operating Income (Expenses), Net (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Summary of Detailed Information About Other Operating Income (Expense)
	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Others operating income, net
Result on write-off of property, plant and equipment	7,129	(582)	8,620	142
ICMS-ST	7,051	3,626	14,345	39,722
Sale of customer portfolio	-	10,125	-	10,125
Tax contingencies	100,192	94,978	101,473	96,062
Other operating income	7,221	(3,492)	7,764	-
Total Other operating income	121,593	104,655	132,202	146,051

Others expenses operating income, net
Crer para Ver (a)	(11,360)	(8,140)	(19,720)	(16,771)
Expenses with the sale of customer portfolio	(2,967)	-	(2,967)	-
Initial costs of acquisition of Avon (b)	(6,947)	(67,497)	(304,057)	(67,497)
Transformation Plan	(54,486)	(19,543)	(79,558)	(26,374)
Tax contingencies	(3,774)	(3,926)	(3,774)	(3,926)
Other operating expenses	32,617	2,538	-	(9,151)
Total other operating expenses	(46,917)	(96,568)	(410,076)	(123,719)
Other operating income (expenses), net	74,676	8,087	(277,874)	22,332

a)   Allocation of operating profit from sales of “Crer para Ver” line of non-cosmetic products to Natura Institute, specifically directed to social projects for developing the quality of education.

b)    Related to expenses associated with the Avon acquisition process, which include: financial structuring expenses (R$ 115,696), legal expenses (R$ 17,281), regulatory expenses (R$ 18,030) and executive plans (R$ 152,909).